Dispositions, Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2010
Disclosure Dispositions, Assets Held for Sale and Discontinued Operations [Abstract]
Dispositions, Assets Held for Sale and Discontinued Operations
5. Dispositions, Assets Held for Sale and Discontinued Operations
     During the six months ended June 30, 2011, we sold 38 properties for net gains of $56,380,000. At June 30, 2011, we had one medical facility and three senior housing triple-net facilities that satisfied the requirements for held for sale treatment and such properties were properly recorded at the lesser of their estimated fair values less costs to sell or carrying values. During the three months ended March 31, 2011, we recorded an impairment charge of $202,000 related to two of the held for sale senior housing triple-net facilities to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. During the year ended December 31, 2008, we sold 38 properties for net gains of $163,933,000. At December 31, 2008, we had 15 medical facilities that were held for sale and we recorded an impairment charge of $32,648,000 to reduce the carrying values of certain properties to their estimated fair values less costs to sell. During the year ended December 31, 2009, we sold 36 properties for net gains of $43,394,000. At December 31, 2009, we had two senior housing triple-net facilities and eight medical facilities held for sale and recorded an impairment charge of $25,223,000 to reduce the medical office buildings to their estimated fair values less costs to sell. In determining the fair value of the held for sale properties, we used a combination of third party appraisals based on market comparable transactions, other market listings and asset quality as well as management calculations based on projected operating income and published capitalization rates. During the year ended December 31, 2010, we sold 38 properties, including seven of the held for sale medical facilities, for net gains of $36,115,000. At December 31, 2010, we had one medical facility and 16 senior housing triple-net facilities that satisfied the requirements for held for sale treatment and such properties were properly recorded at the lesser of their estimated fair values less costs to sell or carrying values. During the year ended December 31, 2010, we recorded an impairment charge of $947,000 related to two of the held for sale medical facilities to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. The following is a summary of our real property disposition activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property dispositions:
Senior housing facilities	$3,438	$	$3,438	$55,320	$	$55,320	$163,622	$	$163,622
Skilled nursing facilities	166,852		166,852	45,835		45,835	6,290		6,290
Hospitals		—	—		40,841	40,841		8,735	8,735
Medical office buildings		14,092	14,092		44,717	44,717		6,781	6,781
Land parcels		—	—			—	73		73

Total dispositions	170,290	14,092	184,382	101,155	85,558	186,713	169,985	15,516	185,501
Add: Gain (loss) on sales of real property	36,274	(159)	36,115	32,084	11,310	43,394	151,457	12,476	163,933
LandAmerica settlement	—	—	—			—	2,500		2,500
Extinguishment of other assets (liabilities)	—	—	—			—		(116)	(116)
Seller financing on sales of real property	—	(1,470)	(1,470)		(6,100)	(6,100)	(59,649)	(5,122)	(64,771)

Proceeds from real property sales	$206,564	$12,463	$219,027	$133,239	$90,768	$224,007	$264,293	$22,754	$287,047

(1)	Represents activity for the senior housing triple-net segment.
     During the year ended December 31, 2008, we completed the sale of 29 properties to Emeritus Corporation for $299,413,000, consisting of $249,413,000 in cash proceeds and $50,000,000 of seller financing, and we recognized a gain on sale of $145,646,000. Total funds of $299,413,000 were held in escrow for use in an Internal Revenue Code Section 1031 exchange, of which $162,558,000 was utilized during the year ended December 31, 2008. We had retained LandAmerica 1031 Exchange Services, Inc. (“LES”) to act as a qualified intermediary. On November 26, 2008, LES and its parent, LandAmerica Financial Group, filed for bankruptcy protection. At that time, we had approximately $136,855,000 in two segregated escrow accounts (the “Exchange Funds”) held by Centennial Bank, an affiliate of LES. Although the terms of our agreements with LES required that the Exchange Funds be returned to us, the return of the Exchange Funds was stayed by the bankruptcy proceedings. On February 23, 2009, the United States Bankruptcy Court for the Eastern District of Virginia, Richmond Division, entered an order approving the stipulation and settlement agreement among LES, the unsecured creditors committees and us. Pursuant to the terms of that settlement agreement, the Exchange Funds plus $918,000 of interest were returned to us on February 23, 2009, and we made a settlement payment of $2,000,000 to the LES bankruptcy estate. In connection with these proceedings, we incurred approximately $500,000 in expenses. The settlement payment and expenses were recorded as reductions of gains on sales in 2008.
     We have reclassified the income and expenses attributable to all properties sold prior to or held for sale at June 30, 2011 to discontinued operations. Expenses include an allocation of interest expense based on property carrying values and our weighted average cost of debt. The following illustrates the reclassification impact as a result of classifying properties as discontinued operations for the periods presented (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues:
Rental income	$38,753	$59,304	$82,913
Other income	—	8,059	—
Expenses:
Interest expense	7,779	11,176	19,684
Property operating expenses	5,662	4,964	5,566
Provision for depreciation	13,288	21,628	31,711

Income (loss) from discontinued operations, net	$12,024	$29,595	$25,952